Financial Instruments - Additional Information (Details) € in Millions, £ in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2020 EUR (€)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 GBP (£)	Mar. 31, 2020 EUR (€)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Contract liabilities				€ 236.8		€ 191.2
Recognised assets representing continuing involvement in derecognised financial assets				0.0		0.0
Derivatives | Swap contract
Disclosure of detailed information about borrowings [line items]
Notional amount			£ 260.7	309.7
Derivatives | Swap contract | Hedges of net investment in foreign operations
Disclosure of detailed information about borrowings [line items]
Notional amount | £			£ 222.4
Derivatives | Swap contract | Cash flow hedges
Disclosure of detailed information about borrowings [line items]
Notional amount				845.1
Liability relating to IFRS 16
Disclosure of detailed information about borrowings [line items]
Lease liabilities				107.5		€ 109.0
Senior EURO Debt
Disclosure of detailed information about borrowings [line items]
Notional amount				553.2
Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Notional amount				849.6	$ 935.6
Repayments of non-current borrowings	€ 8.7	$ 9.6
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity				80.0
2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Notional amount				€ 400.0
Interest rate			3.25%	3.25%	3.25%